Earnings Per Share - Additional Information (Detail) (USD $)	12 Months Ended								12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Feb. 12, 2013 Maximum	Oct. 13, 2011 Maximum	Dec. 31, 2013 Accelerated Share Repurchase Agreement Jp Morgan	May 10, 2013 Total Accelerated Share Repurchase Agreement Jp Morgan	Dec. 31, 2013 Total Accelerated Share Repurchase Agreement Jp Morgan	May 10, 2013 Fair Value Accelerated Share Repurchase Agreement Jp Morgan	Dec. 19, 2013 Final Accelerated Share Repurchase Agreement Jp Morgan	Feb. 03, 2014 Subsequent Event Accelerated Share Repurchase Agreement Merrill Lynch tranche	Feb. 03, 2014 Subsequent Event Total Accelerated Share Repurchase Agreement Merrill Lynch	Feb. 03, 2014 Subsequent Event Fair Value Accelerated Share Repurchase Agreement Merrill Lynch	Dec. 31, 2013 Restricted Stock
Earnings Per Share Disclosure [Line Items]
Common stock equivalents not included in computation of diluted earnings per share (in dollars per shares)	468,120
Number of shares containing nonforfeitable rights to dividends																	13,133
Preferred stock, shares authorized (in shares)	15,000,000
Stock repurchase program, number of shares authorized to be repurchased (in shares)							15,000,000	5,000,000						1,500,000
Repurchases of common stock	$ 582,298,000	$ 63,575,000	$ 178,132,000							$ 450,000,000					$ 50,000,000
Repurchase of common stock shares (in shares)										5,680,921	7,064,932		1,384,011		623,248
Stock repurchased during period												360,000,000				40,000,000
Forward purchase contract adjustment to fair value (in dollars per share)									$ 1.01					$ 0.77
Share price (in dollars per share)														$ 30
Shares repurchased (in shares)				9,198,056	1,092,767	3,000,000
Shares available for repurchase	5,939,594
Stock repurchase amount														50,000,000
Number of tranches														2
Share repurchase amount per tranche														$ 25,000,000